12. PRODUCT REGISTRATION AND DEVELOPMENT: Schedule of Product Registration and Development (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Payroll		$ 213,484	$ 126,859	$ 168,964
Product registration and licensing fees		38,024	115,444	39,820
Product registration and development	[1]	$ 251,508	$ 242,303	$ 208,784

[1]	Note 12.